Note 15 - Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2015
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2013:
Foreign currency translation adjustments	¥90,014	-	¥90,014
Unrealized holding gain (loss) on securities:
Amount arising during the period	380,637	¥(136,649)	243,988
Less: Reclassification adjustments for losses included in net income	19,788	(7,579)	12,209
Other	-	324	324
Net unrealized holding gain (loss) during the period	400,425	(143,904)	256,521
Defined benefit pension plans:
Amount arising during the period	(92,808)	33,319	(59,489)
Less: Reclassification adjustments for losses included in net income	369	(132)	237
Net defined benefit pension plans	(92,439)	33,187	(59,252)

Other comprehensive income (loss)	¥398,000	¥(110,717)	¥287,283

Year ended March 31, 2014:
Foreign currency translation adjustments	¥419,557	-	¥419,557
Unrealized holding gain (loss) on securities:
Amount arising during the period	1,656,759	¥(594,776)	1,061,983
Less: Reclassification adjustments for gains included in net income	(107,655)	41,232	(66,423)
Other	-	(7,421)	(7,421)
Net unrealized holding gain (loss) during the period	1,549,104	(560,965)	988,139
Defined benefit pension plans:
Amount arising during the period	63,775	(22,896)	40,879
Less: Reclassification adjustments for losses included in net income	369	(133)	236
Net defined benefit pension plans	64,144	(23,029)	41,115

Other comprehensive income (loss)	¥2,032,805	¥(583,994)	¥1,448,811
	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2015:
Foreign currency translation adjustments	¥243,538	-	¥243,538
Unrealized holding gain (loss) on securities:
Amount arising during the period	124,370	¥(44,649)	79,721
Less: Reclassification adjustments for gains included in net income	(35,934)	12,900	(23,034)
Other	-	4,903	4,903
Net unrealized holding gain (loss) during the period	88,436	(26,846)	61,590
Defined benefit pension plans:
Amount arising during the period	(127,065)	45,616	(81,449)
Less: Reclassification adjustments for gains included in net income	(2,413)	862	(1,551)
Net defined benefit pension plans	(129,478)	46,478	(83,000)

Other comprehensive income	¥202,496	¥19,632	¥222,128

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2013:	¥495,217	¥(187,318)	¥(44,129)	¥263,770
Other comprehensive income before reclassifications	1,054,562	40,879	419,701	1,515,142
Amounts reclassified out of accumulated other comprehensive income	(66,423)	236	-	(66,187)
Other comprehensive income	988,139	41,115	419,701	1,448,955
Other	-	-	61	61
Year ended March 31, 2014:	¥1,483,356	¥(146,203)	¥375,633	¥1,712,786
	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2014:	¥1,483,356	¥(146,203)	¥375,633	¥1,712,786
Other comprehensive income (loss) before reclassifications	84,624	(81,449)	247,273	250,448
Amounts reclassified out of accumulated other comprehensive income	(23,034)	(1,551)	-	(24,585)
Other comprehensive income (loss)	61,590	(83,000)	247,273	225,863
Year ended March 31, 2015:	¥1,544,946	¥(229,203)	¥622,906	¥1,938,649

Reclassified Accumulated Other Comprehensive Income [Table Text Block]
	Thousands of Yen
	2014	2015	Location

Other comprehensive income (loss) components:
Unrealized holding gain on securities	¥107,655	¥35,934	Net gain on sales of other investments
	(41,232)	(12,900)	Income tax expense
	66,423	23,034	Net income
Defined benefit pension plans	(369)	2,413	Net periodic pension costs (Note 13)
	133	(862)	Income tax expense
	(236)	1,551	Net income
Total amount reclassified	¥66,187	¥24,585